Fair Value Measurements	9 Months Ended
Sep. 30, 2014
Fair Value Disclosures [Abstract]
Fair Value Measurements
4.	Fair Value Measurements

ASC Topic 820 Fair Value Measurement defines fair value as the price that would be received to sell an asset or be paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pieris AG applies the following fair value hierarchy, which prioritizes the inputs used to measure fair value into three levels and bases the categorization within the hierarchy upon the lowest level of input that is available and significant to the fair value measurement.

Level 1 inputs are quoted prices in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

Level 2 utilizes quoted market prices in markets that are not active, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency.

Level 3 inputs are unobservable inputs for the asset or liability in which there is little, if any, market activity for the asset or liability at the measurement date.

Pieris AG’s cash equivalents consist of highly liquid money market funds and are measured at fair value on a recurring basis. These funds are classified as Level 1 in the fair value hierarchy because they are valued using quoted prices for the periods ended September 30, 2014 and December 31, 2013. The carrying amounts of $198,493 and $3,307,520 as of September 30, 2014 and December 31, 2013, respectively, equal the fair value of the cash equivalents.

The Company’s other financial instruments include debt instruments (convertible stockholder loan and bank loan) and are classified as Level 2 within the fair value hierarchy. The fair value of these instruments was determined using the discounted cash flow method based on contractual cash flows and the current rate at which debt with similar terms could be issued. The fair values for these debt instruments approximated carrying values as of September 30, 2014 and December 31, 2013.